Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A
Diluted Loss per Common Share – Class A	$ (0.13)	$ (0.18)	$ (0.74)	$ (0.64)